Reporting Entity (Description of the Controlling Company) - Summary of the Company's Shareholders (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
The Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank (KDB)
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	91,105,897
Percentage of ownership	14.19%
Other
Disclosure of shareholders information [Line Items]
Number of shares	222,781,122
Percentage of ownership	34.71%